HSBC Holdings statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Face Statements [Line Items]
Profit for the year	$ 24,999	$ 24,559	$ 16,249
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(439)	(1,219)	1,922
– before income taxes	(579)	(1,617)	2,573
– income taxes	140	398	(651)
Other comprehensive income/(expense) for the year, net of tax	1,940	4,983	(17,242)
Total comprehensive income/(expense) for the year	26,939	29,542	(993)
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year	21,048	9,212	12,357
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	21	(124)	326
– before income taxes	32	(166)	435
– income taxes	(11)	42	(109)
Other comprehensive income/(expense) for the year, net of tax	21	(124)	326
Total comprehensive income/(expense) for the year	$ 21,069	$ 9,088	$ 12,683